Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity [abstract]
Schedule of treasury stock
As at December 31:	2017	2016
Common shares	65,647	65,647
Preferred shares	—	4,621,571
Total number of treasury stock	65,647	4,687,218
Total carrying amount of treasury stock	$2,643	$61,085